Leases and Commitments - Additional Information (Details)		3 Months Ended
	Mar. 03, 2023	Mar. 31, 2023 USD ($) lease	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)
Leases and Commitments
minimum lease commitments related to month-to-month lease arrangements		$ 0	$ 0
Operating lease right of use assets		166,024	315,765
Operating lease liabilities		136,008	280,202
Short-term operating lease liabilities		79,269	177,795
Long-term operating lease liabilities		56,739	102,407
Prepaid rent		61,412	55,981		$ 100,425
Lease termination fees		$ 10,932
Number of leases terminated | lease		4
Number of office lease terminated | lease		2
Number of vehicle lease terminated | lease		2
Loss related to lease termination		$ 187
Purchase obligation		$ 178,000	207,620
Termination notice term	30 days	3 months
Cumulative Effect, Period of Adoption, Adjustment
Leases and Commitments
Operating lease right of use assets			323	$ 323,000
Operating lease liabilities				303,000
Short-term operating lease liabilities				162,000
Long-term operating lease liabilities				141,000
Prepaid rent				$ 20,000
ASU 2016-02
Leases and Commitments
Operating lease liabilities			$ 302
Minimum
Leases and Commitments
Remaining lease term		1 year	1 year
Maximum
Leases and Commitments
Remaining lease term		4 years	4 years